GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS

April 30, 2026

(unaudited)

COMMON STOCKS — 67.1%

	SHARES	VALUE
Semiconductors & Semiconductor Equipment — 11.7%
Advanced Micro Devices, Inc. (a)	3,842	$1,361,951
Analog Devices, Inc.	11,600	4,666,216
Applied Materials, Inc.	661	260,758
ASML Holding NV (b)	2,604	3,747,130
Broadcom, Inc.	16,757	6,994,874
First Solar, Inc. (a)	12,413	2,506,061
Lam Research Corporation	2,617	674,820
Micron Technology, Inc.	2,485	1,285,143
NVIDIA Corporation	110,201	21,992,813
Teradyne, Inc.	1,854	636,793
		44,126,559
Media & Entertainment — 6.7%
Alphabet, Inc., Class A	50,659	19,493,583
Alphabet, Inc., Class C	156	59,583
Meta Platforms, Inc., Class A	5,146	3,148,889
Netflix, Inc. (a)	25,016	2,341,748
		25,043,803
Capital Goods — 6.6%
AGCO Corporation	1,443	174,632
AZZ, Inc.	700	100,128
Carlisle Companies, Inc.	430	152,762
Carpenter Technology Corporation	403	172,565
Carrier Global Corporation	45	3,023
CNH Industrial NV (b)	20,606	220,690
Comfort Systems USA, Inc.	378	695,614
Deere & Company	2,260	1,333,106
Dover Corporation	13	2,943
Eaton Corporation PLC	10,408	4,506,768
EMCOR Group, Inc.	543	484,177
EnerSys	729	155,467
Fastenal Company	885	39,763
Fortive Corporation	45	2,691
Gates Industrial Corporation PLC (a)	6,015	154,044
Generac Holdings, Inc. (a)	1,366	354,108
Griffon Corporation	897	81,779
Hubbell, Inc.	1,226	623,016
Illinois Tool Works, Inc.	9	2,322

	SHARES	VALUE
Capital Goods — (continued)
Ingersoll-Rand PLC	1,047	$83,613
Johnson Controls International, PLC	9,394	1,371,806
Lennox International, Inc.	82	43,861
Masco Corporation	1,160	83,311
MYR Group, Inc. (a)	10,842	4,388,950
Nextpower, Inc., Class A (a)	1,090	129,852
nVent Electric PLC (b)	3,758	537,018
Otis Worldwide Corporation	4,910	382,391
Owens Corning	705	86,955
Regal Rexnord Corporation	1,546	332,436
Sensata Technologies Holding PLC	3,392	141,243
Stanley Black & Decker, Inc.	3,481	272,075
Terex Corporation	2,609	162,280
Timken Company (The)	1,476	163,674
Toro Company (The)	1,348	128,289
Trane Technologies PLC	7,776	3,829,991
United Rentals, Inc.	1,158	1,111,495
Valmont Industries, Inc.	389	197,628
W.W. Grainger, Inc.	69	80,133
Watsco, Inc.	679	297,293
Xylem, Inc.	15,837	1,871,300
		24,955,192
Technology Hardware & Equipment — 6.1%
Apple, Inc.	60,169	16,326,858
Arista Networks, Inc. (a)	2,784	480,825
Belden, Inc.	562	63,214
Ciena Corporation (a)	1,977	1,043,026
Cisco Systems, Inc.	6,373	583,130
Cognex Corporation	2,049	113,740
Dell Technologies, Inc., Class C	3,021	631,238
Flex Ltd. (a)	8,030	735,146
Jabil, Inc.	2,007	677,342
Keysight Technologies, Inc. (a)	256	89,577
NetApp, Inc.	707	78,314
Seagate Technology Holdings PLC	1,575	1,060,983
Western Digital Corporation	2,887	1,254,459
		23,137,852
1

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS

April 30, 2026

(unaudited)	continued

	SHARES	VALUE
Software & Services — 6.1%
Automatic Data Processing, Inc.	4,743	$1,005,231
Cadence Design Systems, Inc. (a)	1,988	655,225
GoDaddy, Inc. (a)	466	40,444
International Business Machines Corporation	4,492	1,037,562
Intuit, Inc.	209	81,197
Kyndryl Holdings, Inc. (a)	4,443	61,402
Microsoft Corporation	36,107	14,723,713
Nutanix, Inc., Class A (a)	66	2,699
Palo Alto Networks, Inc. (a)	18,476	3,313,116
Paycom Software, Inc.	21	2,662
Salesforce, Inc.	4,758	839,930
ServiceNow, Inc. (a)	14,839	1,310,432
Synopsys, Inc. (a)	114	55,016
Twilio, Inc., Class A (a)	21	3,109
		23,131,738
Banks — 4.4%
Bank of America Corporation	100,000	5,346,000
Citigroup, Inc.	15,307	1,958,990
East West Bancorp, Inc.	21,171	2,677,497
Fifth Third Bancorp	5,550	281,718
JPMorgan Chase & Company	2,009	629,279
KeyCorp	5,439	120,256
PNC Financial Services Group, Inc. (The)	23,836	5,315,428
Regions Financial Corporation	7,257	207,187
		16,536,355
Financial Services — 3.8%
Ameriprise Financial, Inc.	155	73,592
Bank of New York Mellon Corporation (The)	4,944	664,325
BGC Group, Inc., Class A	4,992	56,060
Blackstone Mortgage Trust, Inc., Class A REIT	3,630	68,934
Blackstone, Inc.	5,258	660,300
Charles Schwab Corporation (The)	3,478	318,724
Corebridge Financial, Inc.	3,076	84,713
Equitable Holdings, Inc.	6,345	267,759
Federated Hermes, Inc.	1,704	98,985

	SHARES	VALUE
Financial Services — (continued)
Franklin Resources, Inc.	7,048	$211,229
Goldman Sachs Group, Inc. (The)	827	763,958
Invesco Ltd.	10,364	271,640
Jackson Financial, Inc., Class A	1,583	183,264
Janus Henderson Group PLC (b)	2,878	148,534
Mastercard, Inc., Class A	14,830	7,458,304
Moody’s Corporation	1,014	468,316
Morgan Stanley	3,011	573,866
MSCI, Inc.	435	257,263
S&P Global, Inc.	6	2,587
SLM Corporation	3,408	78,657
State Street Corporation	3,958	604,941
Victory Capital Holdings, Inc., Class A	1,107	86,911
Virtu Financial, Inc., Class A	1,838	91,275
Visa, Inc., Class A	2,492	821,961
Voya Financial, Inc.	1,326	108,679
		14,424,777
Pharmaceuticals, Biotechnology & Life Sciences — 3.3%
Amgen, Inc.	64	22,160
AstraZeneca PLC ADR (b)	18,393	3,446,296
Bristol-Myers Squibb Company	13,616	824,993
Eli Lilly & Company	48	44,861
Gilead Sciences, Inc.	28,375	3,712,585
Illumina, Inc. (a)	1,235	156,524
Johnson & Johnson	4,416	1,015,018
Merck & Company, Inc.	13,151	1,435,826
Mettler-Toledo International, Inc. (a)	179	228,513
Pfizer, Inc.	32,963	880,112
Viatris, Inc.	18,490	276,241
West Pharmaceutical Services, Inc.	708	210,694
Zoetis, Inc.	1,034	118,879
		12,372,702
Consumer Discretionary Distribution & Retail — 2.9%
Abercrombie & Fitch Company, Class A (a)	892	76,132
Bath & Body Works, Inc.	4,800	93,312
2

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS

April 30, 2026

(unaudited)	continued

	SHARES	VALUE
Consumer Discretionary Distribution & Retail — (continued)
Best Buy Company, Inc.	3,515	$212,622
eBay, Inc.	1,887	195,267
Etsy, Inc. (a)	2,276	146,438
Gap, Inc. (The)	3,013	74,090
Home Depot, Inc. (The)	9,892	3,252,490
LKQ Corporation	5,872	185,438
Lowe’s Companies, Inc.	3,574	853,436
Macy’s, Inc.	6,099	119,235
O’Reilly Automotive, Inc. (a)	976	97,014
Pool Corporation	532	113,486
TJX Companies, Inc. (The)	35,295	5,532,491
Tractor Supply Company	1,310	45,981
		10,997,432
Consumer Services — 2.6%
ADT, Inc.	11,654	87,755
Bright Horizons Family Solutions, Inc. (a)	7,800	632,658
Brinker International, Inc. (a)	1,034	157,416
Caesars Entertainment, Inc. (a)	4,682	130,160
Covista, Inc. (a)	836	96,324
Expedia Group, Inc.	2,348	583,173
Grand Canyon Education, Inc. (a)	637	107,698
Hilton Worldwide Holdings, Inc.	2,494	808,230
Las Vegas Sands Corporation	6,770	369,710
Marriott International, Inc., Class A	9,124	3,300,059
MGM Resorts International (a)	4,402	171,414
Service Corporation International	2,740	222,022
Starbucks Corporation	12,890	1,357,704
Stride, Inc. (a)	996	96,771
Travel + Leisure Company	1,481	95,761
Vail Resorts, Inc.	830	105,559
Wyndham Hotels & Resorts, Inc.	1,734	141,113
Wynn Resorts Ltd.	1,947	208,543
Yum! Brands, Inc.	6,275	1,001,804
		9,673,874

	SHARES	VALUE
Consumer Staples Distribution & Retail — 2.1%
Costco Wholesale Corporation	6,409	$6,502,123
Target Corporation	3,749	486,433
U.S. Foods Holding Corporation (a)	28	2,617
Walmart, Inc.	6,802	897,388
		7,888,561
Healthcare Equipment & Services — 1.9%
Abbott Laboratories	1,171	106,315
Becton, Dickinson & Company	2,131	317,604
CVS Health Corp.	8,267	688,558
DaVita, Inc. (a)	374	58,022
Elevance Health, Inc.	4,437	1,670,176
Envista Holdings Corporation (a)	3,829	99,324
GE HealthCare Technologies, Inc.	36	2,190
Humana, Inc.	961	227,219
Insulet Corporation (a)	534	91,923
Molina Healthcare, Inc. (a)	535	104,122
Stryker Corporation	5,859	1,846,347
UnitedHealth Group, Inc.	4,738	1,755,334
		6,967,134
Insurance — 1.5%
Aflac, Inc.	3,718	422,625
American Financial Group, Inc.	796	106,083
American International Group, Inc.	480	35,904
Brighthouse Financial, Inc. (a)	1,317	81,996
CNO Financial Group, Inc.	2,220	98,679
Genworth Financial, Inc. (a)	5,778	50,789
Globe Life, Inc.	1,404	216,637
Lincoln National Corporation	3,877	146,589
Progressive Corporation (The)	10,816	2,177,045
Travelers Companies, Inc. (The)	6,383	1,947,709
Unum Group	3,497	281,089
		5,565,145

3

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS

April 30, 2026

(unaudited)	continued

	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) — 1.2%
American Tower Corporation REIT	2,406	$439,600
Brixmor Property Group, Inc. REIT	6,652	200,159
CubeSmart REIT	1,835	74,281
Equinix, Inc. REIT	485	525,172
Healthpeak Properties, Inc.	8,337	134,809
Host Hotels & Resorts, Inc. REIT	14,746	311,583
Kilroy Realty Corporation REIT	2,500	83,150
Kimco Realty Corporation REIT	10,595	250,466
LXP Industrial Trust REIT	1,362	69,353
Prologis, Inc. REIT	10,930	1,552,279
Rayonier, Inc. REIT	4,766	101,087
Simon Property Group, Inc. REIT	3,782	770,431
UDR, Inc. REIT	2,477	90,014
		4,602,384
Utilities — 1.1%
American Water Works Company, Inc.	15,570	1,999,499
Ormat Technologies, Inc.	19,664	2,259,394
		4,258,893
Household & Personal Products — 1.0%
Clorox Company (The)	878	84,674
Colgate-Palmolive Company	29	2,475
Kenvue, Inc.	12,465	218,512
Kimberly-Clark Corporation	3,449	339,485
Procter & Gamble Company (The)	13,683	2,012,633
Unilever PLC ADR (b)	15,108	891,070
		3,548,849
Real Estate Management & Development — 0.8%
Jones Lang LaSalle, Inc. (a)	9,787	3,113,538
Commercial & Professional Services — 0.7%
Broadridge Financial Solutions, Inc.	2,615	402,658

	SHARES	VALUE
Commercial & Professional Services — (continued)
ExlService Holdings, Inc. (a)	3,605	$114,927
Genpact Ltd.	3,634	126,282
Jacobs Solutions, Inc.	2,333	301,914
Korn Ferry	1,209	80,326
Magnum Ice Cream Company NV (The) (a)(b)	7,971	119,007
Robert Half, Inc.	2,292	60,990
UL Solutions, Inc.	31	2,805
Verisk Analytics, Inc.	5,843	1,077,975
Waste Management, Inc.	2,022	470,216
		2,757,100
Materials — 0.6%
AptarGroup, Inc.	1,015	125,535
Avery Dennison Corporation	120	19,672
Ball Corporation	6,239	381,078
Cabot Corporation	1,225	94,276
Graphic Packaging Holding Company	6,769	64,508
Linde PLC	2,115	1,059,911
Louisiana-Pacific Corporation	1,462	105,542
Packaging Corporation of America	2,002	427,327
Sonoco Products Company	2,179	108,863
		2,386,712
Telecommunication Services — 0.6%
Comcast Corporation, Class A	32,269	872,554
T-Mobile US, Inc.	588	114,954
Verizon Communications, Inc.	28,055	1,347,481
		2,334,989
Food & Beverage — 0.6%
Archer-Daniels-Midland Company	6,576	490,175
Darling Ingredients, Inc. (a)	3,684	236,623
Hershey Company (The)	13	2,415
JM Smucker Company (The)	2,106	206,451
McCormick & Company, Inc.	23,732	1,206,535
		2,142,199

4

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS

April 30, 2026

(unaudited)	continued

	SHARES	VALUE
Consumer Durables & Apparel — 0.6%
Installed Building Products, Inc.	527	$152,066
KB Home	1,494	79,167
Kontoor Brands, Inc.	1,180	86,565
Lennar Corporation, Class A	4,831	436,239
Lululemon Athletica, Inc. (a)	2,391	329,241
NIKE, Inc., Class B	14,343	636,256
PVH Corporation	1,110	101,498
VF Corporation	7,540	142,732
Whirlpool Corporation	1,455	81,567
YETI Holdings, Inc. (a)	1,792	70,712
		2,116,043
Automobiles & Components — 0.2%
BorgWarner, Inc.	4,981	283,768
Dana, Inc.	2,690	98,050
Gentex Corporation	4,671	107,947
Lear Corporation	1,194	151,793
		641,558
Transportation — 0.0%
Matson, Inc.	608	106,053

Renewable Energy & Energy Efficiency — 0.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	69	2,895
Total Common Stocks
(Cost $111,946,062)		252,832,337

BONDS & NOTES — 31.1%
Green and Sustainability Bonds — 15.3%
Alphabet, Inc. 1.10%, due 8/15/30 (c)	$3,000,000	2,638,362
Asian Development Bank 3.125%, due 9/26/28 (b)	4,000,000	3,930,296
AvalonBay Communities, Inc. 2.05%, due 1/15/32 (c)	4,000,000	3,495,212
Boston Properties LP 4.50%, due 12/1/28 (c)	4,000,000	3,993,656

	PRINCIPAL AMOUNT	VALUE
Green and Sustainability Bonds — (continued)
Bridge Housing Corporation 3.25%, due 7/15/30 (c)	$2,610,000	$2,413,096
European Investment Bank 3.75%, due 2/14/33 (b)	2,920,000	2,843,624
Export Development Canada 4.75%, due 6/5/34	2,900,000	2,988,102
International Bank for Reconstruction & Development 4.00%, due 7/25/30 (b)	5,000,000	4,999,940
Johnson Controls International plc / Tyco Fire & Security Finance SCA 1.75%, due 9/15/30 (b)(c)	3,000,000	2,675,526
Kreditanstalt fuer Wiederaufbau 4.375%, due 2/28/34 (b)	2,560,000	2,578,483
NXP BV / NXP Funding LLC / NXP USA, Inc. 5.00%, due 1/15/33 (b)(c)	2,370,000	2,374,046
Prologis LP 1.25%, due 10/15/30 (c)	4,500,000	3,915,067
Public Finance Authority 5.292%, due 7/1/29	3,000,000	3,009,537
Salesforce, Inc. 1.50%, due 7/15/28 (c)	2,910,000	2,734,996
San Francisco Bay Area Rapid Transit District 2.622%, due 8/1/29	2,000,000	1,912,560
Toyota Motor Credit Corporation 2.15%, due 2/13/30	450,000	415,234
United States International Development Finance Corporation 2.58%, due 7/15/38	2,313,223	2,019,562
Verizon Communications, Inc. 3.875%, due 2/8/29 (c)	3,000,000	2,967,660
Visa, Inc. 0.75%, due 8/15/27 (c)	3,500,000	3,360,647
Xylem, Inc. 2.25%, due 1/30/31 (c)	2,500,000	2,260,633
		57,526,239

5

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS

April 30, 2026

(unaudited)	continued

	PRINCIPAL AMOUNT	VALUE
Banks — 5.5%
Banco Santander SA 5.127%, due 11/6/35 (b)	$560,000	$548,389
Bank of America Corporation 6.204% (SOFR+199 basis points), due 11/10/28 (c)	870,000	892,859
Bank of America Corporation 3.419% (3-Month Term SOFR+130.161 basis points), due 12/20/28 (c)	780,000	767,239
Bank of America Corporation 2.299% (SOFR+122 basis points), due 7/21/32 (c)	20,000	17,706
Bank of America Corporation 5.518% (SOFR+173.8 basis points), due 10/25/35 (c)	410,000	413,332
Bank of America Corporation 5.744% (SOFR+169.7 basis points), due 2/12/36 (c)	660,000	673,057
Barclays PLC 5.785% (SOFR+159 basis points), due 2/25/36 (b)(c)	730,000	743,968
Canadian Imperial Bank of Commerce 4.283% (SOFR Index+79 basis points), due 1/29/30 (c)	60,000	59,584
Citigroup, Inc. 6.174% (SOFR+266.1 basis points), due 5/25/34 (c)	1,000,000	1,042,225
Citigroup, Inc. 6.02% (SOFR+183 basis points), due 1/24/36 (c)	750,000	770,696
Citizens Financial Group, Inc. 5.253% (SOFR+125.9 basis points), due 3/5/31 (c)	140,000	141,889
Deutsche Bank AG/New York NY 4.875% (USD ICE SWAP 11:00AM NY 5+255.3 basis points), due 12/1/32 (b)(c)	380,000	378,611

	PRINCIPAL AMOUNT	VALUE
Banks — (continued)
Fifth Third Bancorp 4.566% (SOFR+95 basis points), due 4/29/32 (c)	$230,000	$226,591
Fifth Third Financial Corporation 5.982% (SOFR+215.5 basis points), due 1/30/30 (c)	180,000	185,656
HSBC Holdings PLC 4.899% (SOFR+103 basis points), due 3/3/29 (b)(c)	1,000,000	1,005,619
HSBC Holdings PLC 5.286% (SOFR+129 basis points), due 11/19/30 (b)(c)	40,000	40,745
HSBC Holdings PLC 5.13% (SOFR+129 basis points), due 3/3/31 (b)(c)	190,000	192,421
HSBC Holdings PLC 2.804% (SOFR+118.7 basis points), due 5/24/32 (b)(c)	50,000	45,267
Huntington Bancshares, Inc. 5.272% (SOFR+127.6 basis points), due 1/15/31 (c)	130,000	132,185
ING Groep NV 4.858% (SOFR+101 basis points), due 3/25/29 (b)(c)	1,000,000	1,007,489
JPMorgan Chase & Company 5.571% (SOFR+93 basis points), due 4/22/28 (c)	550,000	556,239
JPMorgan Chase & Company 4.452% (3-Month Term SOFR+159.161 basis points), due 12/5/29 (c)	150,000	149,831
JPMorgan Chase & Company 5.012% (SOFR+131 basis points), due 1/23/30 (c)	1,320,000	1,336,020
JPMorgan Chase & Company 2.522% (SOFR+204 basis points), due 4/22/31 (c)	210,000	194,265
JPMorgan Chase & Company 4.347% (SOFR+84 basis points), due 1/22/32 (c)	710,000	699,212

6

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS

April 30, 2026

(unaudited)	continued

	PRINCIPAL AMOUNT	VALUE
Banks — (continued)
JPMorgan Chase & Company 1.953% (SOFR+106.5 basis points), due 2/4/32 (c)	$180,000	$158,815
KeyCorp 5.305% (SOFR+136.7 basis points), due 1/28/37 (c)	10,000	9,827
M&T Bank Corporation 7.413% (SOFR+280 basis points), due 10/30/29 (c)	130,000	138,553
M&T Bank Corporation 5.385% (SOFR+161 basis points), due 1/16/36 (c)	70,000	69,774
Mitsubishi UFJ Financial Group, Inc. 5.017% (USD 1 Year Tsy+195 basis points), due 7/20/28 (b)(c)	180,000	181,188
Mitsubishi UFJ Financial Group, Inc. 5.354% (USD 1 Year Tsy+190 basis points), due 9/13/28 (b)(c)	480,000	485,669
Mizuho Financial Group, Inc. 5.414% (USD 1 Year Tsy+205 basis points), due 9/13/28 (b)(c)	410,000	415,547
Mizuho Financial Group, Inc. 5.376% (USD 1 Year Tsy+112 basis points), due 5/26/30 (b)(c)	750,000	767,568
Morgan Stanley Private Bank NA 4.213% (SOFR+76.2 basis points), due 2/8/30 (c)	120,000	118,711
National Australia Bank Ltd./New York 4.50%, due 10/26/27 (b)	70,000	70,440
NatWest Group PLC 5.516% (USD 1 Year Tsy+227 basis points), due 9/30/28 (b)(c)	240,000	243,609

	PRINCIPAL AMOUNT	VALUE
Banks — (continued)
PNC Financial Services Group, Inc. (The) 5.373% (SOFR+141.7 basis points), due 7/21/36 (c)	$630,000	$633,532
Royal Bank of Canada 3.995% (SOFR+70 basis points), due 11/3/28 (c)	540,000	536,664
Santander UK Group Holdings PLC 4.32% (SOFR Index+107 basis points), due 9/22/29 (b)(c)	750,000	744,320
Sumitomo Mitsui Financial Group, Inc. 5.52%, due 1/13/28 (b)	620,000	631,600
Truist Financial Corporation 4.964% (SOFR+139.5 basis points), due 10/23/36 (c)	420,000	406,161
U.S. Bancorp 5.046% (SOFR+106.1 basis points), due 2/12/31 (c)	1,000,000	1,015,314
Wells Fargo & Company 5.707% (SOFR+107 basis points), due 4/22/28 (c)	180,000	182,175
Wells Fargo & Company 2.393% (SOFR+210 basis points), due 6/2/28 (c)	170,000	166,386
Wells Fargo & Company 4.97% (SOFR+137 basis points), due 4/23/29 (c)	190,000	191,743
Wells Fargo & Company 6.303% (SOFR+179 basis points), due 10/23/29 (c)	60,000	62,461
Wells Fargo & Company 5.198% (SOFR+150 basis points), due 1/23/30 (c)	420,000	427,184
Wells Fargo & Company 2.572% (3-Month Term SOFR+126.161 basis points), due 2/11/31 (c)	240,000	222,674

7

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS

April 30, 2026

(unaudited)	continued

	PRINCIPAL AMOUNT	VALUE
Banks — (continued)
Wells Fargo & Company 4.96% (SOFR+110 basis points), due 1/23/37 (c)	$220,000	$214,520
Westpac Banking Corporation 5.618% (USD 1 Year Tsy+120 basis points), due 11/20/35 (b)(c)	260,000	264,048
		20,579,578
Financial Services — 2.6%
Ally Financial, Inc. 8.00%, due 11/1/31	10,000	11,175
American Express Company 4.804% (SOFR+123.7 basis points), due 10/24/36 (c)	40,000	38,765
Ares Capital Corporation 3.20%, due 11/15/31 (c)	50,000	43,838
Bank of New York Mellon Corporation (The) 4.441% (SOFR+68 basis points), due 6/9/28 (c)	470,000	471,068
BlackRock Funding, Inc. 4.60%, due 7/26/27 (c)	70,000	70,469
Blackstone Private Credit Fund 5.60%, due 11/22/29 (c)	880,000	869,612
Blackstone Reg Finance Company LLC 4.95%, due 2/15/36 (c)	690,000	670,928
Capital One Financial Corporation 4.722% (SOFR+115 basis points), due 1/30/32 (c)	290,000	286,616
Capital One Financial Corporation 6.183% (SOFR+203.6 basis points), due 1/30/36 (c)	70,000	71,377
Capital One Financial Corporation 5.197% (SOFR+163 basis points), due 9/11/36 (c)	120,000	116,344

	PRINCIPAL AMOUNT	VALUE
Financial Services — (continued)
Charles Schwab Corporation (The) 4.914% (SOFR+123 basis points), due 11/14/36 (c)	$960,000	$936,684
Corebridge Financial, Inc. 6.375% (USD 5 Year Tsy+264.6 basis points), due 9/15/54 (c)	130,000	129,314
Deutsche Bank AG/New York NY 4.725% (SOFR+113.5 basis points), due 2/6/32 (b)(c)	220,000	216,606
Equitable Holdings, Inc. 6.70% (USD 5 Year Tsy+239 basis points), due 3/28/55 (c)	50,000	51,305
Global Payments, Inc. 5.55%, due 11/15/35 (c)	60,000	57,912
Goldman Sachs Group, Inc. (The) 4.223% (3-Month Term SOFR+156.261 basis points), due 5/1/29 (c)	490,000	486,813
Goldman Sachs Group, Inc. (The) 4.516% (SOFR+96 basis points), due 1/21/32 (c)	860,000	847,390
Goldman Sachs Group, Inc. (The) 2.615% (SOFR+128.1 basis points), due 4/22/32 (c)	180,000	161,928
Goldman Sachs Group, Inc. (The) 2.383% (SOFR+124.8 basis points), due 7/21/32 (c)	30,000	26,568
Goldman Sachs Group, Inc. (The) 5.065% (SOFR+119 basis points), due 1/21/37 (c)	40,000	39,129
LPL Holdings, Inc. 5.75%, due 6/15/35 (c)	750,000	755,143
Morgan Stanley 5.297% (SOFR+262 basis points), due 4/20/37 (c)	390,000	390,708
Morgan Stanley 5.948% (USD 5 Year Tsy+243 basis points), due 1/19/38 (c)	2,000,000	2,061,408

8

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS

April 30, 2026

(unaudited)	continued

	PRINCIPAL AMOUNT	VALUE
Financial Services — (continued)
S&P Global, Inc. 4.80%, due 12/4/35 (c)(d)	$850,000	$833,093
		9,644,193
Community Development Financial Institutions — 1.9%
Capital Impact Partners 5.50%, due 3/15/27	3,750,000	3,777,705
Local Initiatives Support Corporation 3.782%, due 3/1/27 (c)	2,000,000	1,991,824
National Community Renaissance of California 3.27%, due 12/1/32 (c)	1,390,000	1,222,113
		6,991,642
Capital Goods — 1.1%
John Deere Capital Corporation 4.75%, due 1/20/28	530,000	536,285
Trane Technologies Financing Ltd. 3.80%, due 3/21/29 (c)	3,500,000	3,455,274
		3,991,559
Healthcare Equipment & Services — 0.6%
Baxter International, Inc. 2.539%, due 2/1/32 (c)	160,000	136,037
Cencora, Inc. 4.60%, due 2/13/33 (c)	40,000	39,367
Centene Corporation 2.50%, due 3/1/31 (c)	30,000	26,162
Cigna Group (The) 3.05%, due 10/15/27 (c)	210,000	206,332
Cigna Group (The) 2.375%, due 3/15/31 (c)	380,000	343,015
CVS Health Corporation 5.45%, due 9/15/35 (c)	490,000	494,905
GE HealthCare Technologies, Inc. 4.95%, due 12/15/35 (c)	750,000	731,627

	PRINCIPAL AMOUNT	VALUE
Healthcare Equipment & Services — (continued)
Icon Investments Six DAC 5.849%, due 5/8/29 (b)(c)	$70,000	$71,284
Solventum Corporation 5.45%, due 3/13/31 (c)	130,000	133,681
		2,182,410
Pharmaceuticals, Biotechnology & Life Sciences — 0.5%
AbbVie, Inc. 4.65%, due 3/15/28 (c)	430,000	433,792
AbbVie, Inc. 3.20%, due 11/21/29 (c)	130,000	125,142
Amgen, Inc. 5.15%, due 3/2/28 (c)	360,000	365,037
Amgen, Inc. 4.85%, due 2/19/36 (c)	70,000	68,503
Merck & Company, Inc. 1.70%, due 6/10/27 (c)	230,000	224,488
Pfizer, Inc. 4.875%, due 11/15/35 (c)	460,000	455,593
Royalty Pharma PLC 5.20%, due 9/25/35 (b)(c)	10,000	9,915
Thermo Fisher Scientific, Inc. 4.80%, due 11/21/27 (c)	100,000	101,007
Viatris, Inc. 2.70%, due 6/22/30 (c)	140,000	127,587
		1,911,064
Semiconductors & Semiconductor Equipment — 0.5%
Broadcom, Inc. 3.137%, due 11/15/35 (c)(d)	1,010,000	861,360
Intel Corporation 5.20%, due 2/10/33 (c)	280,000	283,700
Micron Technology, Inc. 2.703%, due 4/15/32 (c)	500,000	446,374
QUALCOMM, Inc. 5.00%, due 5/20/35 (c)	70,000	70,090
Texas Instruments, Inc. 4.60%, due 2/15/28 (c)	40,000	40,328
		1,701,852

9

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS

April 30, 2026

(unaudited)	continued

	PRINCIPAL AMOUNT	VALUE
Software & Services — 0.4%
Dell International LLC / EMC Corporation 4.50%, due 2/15/31 (c)	$350,000	$346,569
Dell International LLC / EMC Corporation 5.10%, due 2/15/36 (c)	120,000	118,131
Equinix Europe 2 Financing Corporation LLC 4.70%, due 3/15/33 (c)	10,000	9,799
International Business Machines Corporation 4.50%, due 2/6/28 (c)	290,000	290,982
Oracle Corporation 5.20%, due 9/26/35 (c)	820,000	764,175
Roper Technologies, Inc. 4.50%, due 10/15/29 (c)	50,000	49,772
Roper Technologies, Inc. 5.10%, due 9/15/35 (c)	60,000	58,335
		1,637,763
Telecommunication Services — 0.4%
AT&T, Inc. 4.35%, due 3/1/29 (c)	50,000	49,961
AT&T, Inc. 2.75%, due 6/1/31 (c)	120,000	109,572
QTS Fayetteville I Dc1-2 LLC / QTS TRS Fayetteville I DC1-2 LLC 5.70%, due 4/15/36 (c)(d)	310,000	301,663
Rogers Communications, Inc. 3.80%, due 3/15/32 (c)	70,000	65,421
T-Mobile USA, Inc. 3.875%, due 4/15/30 (c)	1,130,000	1,100,743
		1,627,360
Consumer Discretionary Distribution & Retail — 0.4%
Alibaba Group Holding Ltd. 5.25%, due 5/26/35 (b)(c)	210,000	217,005

	PRINCIPAL AMOUNT	VALUE
Consumer Discretionary Distribution & Retail — (continued)
Amazon.com, Inc. 4.10%, due 11/20/30 (c)	$140,000	$138,110
Amazon.com, Inc. 4.65%, due 11/20/35 (c)	140,000	136,394
AutoZone, Inc. 4.75%, due 2/1/33 (c)	120,000	118,780
Home Depot, Inc. (The) 4.65%, due 9/15/35 (c)	340,000	331,451
LKQ Corporation 6.25%, due 6/15/33 (c)	50,000	51,982
Lowe’s Companies, Inc. 4.25%, due 3/15/31 (c)	60,000	59,113
Lowe’s Companies, Inc. 2.625%, due 4/1/31 (c)	10,000	9,141
Lowe’s Companies, Inc. 4.50%, due 10/15/32 (c)	70,000	68,794
Lowe’s Companies, Inc. 4.85%, due 10/15/35 (c)	360,000	350,987
Ross Stores, Inc. 1.875%, due 4/15/31 (c)	10,000	8,805
		1,490,562
Technology Hardware & Equipment — 0.3%
CDW LLC / CDW Finance Corporation 3.569%, due 12/1/31 (c)	110,000	101,356
Flex Ltd. 4.875%, due 6/15/29 (b)(c)	20,000	20,093
Hewlett Packard Enterprise Company 4.55%, due 10/15/29 (c)	30,000	29,907
Hewlett Packard Enterprise Company 4.40%, due 10/15/30 (c)	40,000	39,338
Hewlett Packard Enterprise Company 4.85%, due 10/15/31 (c)	100,000	99,449

10

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS

April 30, 2026

(unaudited)	continued

	PRINCIPAL AMOUNT	VALUE
Technology Hardware & Equipment — (continued)
Hewlett Packard Enterprise Company 5.00%, due 10/15/34 (c)	$100,000	$97,770
HP, Inc. 5.50%, due 1/15/33 (c)	160,000	163,006
Motorola Solutions, Inc. 5.55%, due 8/15/35 (c)	500,000	511,562
Vontier Corporation 2.95%, due 4/1/31 (c)	100,000	91,360
		1,153,841
Food & Beverage — 0.2%
Coca-Cola Company (The) 1.375%, due 3/15/31	10,000	8,753
Conagra Brands, Inc. 5.00%, due 8/1/30 (c)	30,000	30,045
Keurig Dr Pepper, Inc. 5.15%, due 5/15/35 (c)	900,000	883,423
		922,221
Municipal — 0.2%
Commonwealth of Massachusetts 4.11%, due 7/15/31 (c)	865,420	864,848
U.S. Government Agencies — 0.2%
United States Treasury Note 4.00%, due 11/15/35	850,000	825,098
Insurance — 0.2%
Aon Corporation / Aon Global Holdings PLC 2.85%, due 5/28/27 (b)(c)	90,000	88,700
Athene Holding Ltd. 6.875% (USD 5 Year Tsy+258.2 basis points), due 6/28/55 (c)	60,000	58,248
Marsh & McLennan Companies, Inc. 4.55%, due 11/8/27 (c)	90,000	90,429

	PRINCIPAL AMOUNT	VALUE
Insurance — (continued)
Prudential Financial, Inc. 6.50% (USD 5 Year Tsy+240.4 basis points), due 3/15/54 (c)	$190,000	$196,234
Willis North America, Inc. 4.55%, due 3/15/31 (c)	330,000	326,054
		759,665
Equity Real Estate Investment Trusts (REITs) — 0.2%
American Homes 4 Rent LP 5.50%, due 2/1/34 (c)	500,000	507,662
American Tower Corporation 4.70%, due 12/15/32 (c)	20,000	19,760
American Tower Corporation 5.55%, due 7/15/33 (c)	10,000	10,303
CBRE Services, Inc. 4.90%, due 1/15/33 (c)	60,000	59,346
Simon Property Group LP 3.375%, due 12/1/27 (c)	110,000	108,584
		705,655
Consumer Services — 0.2%
Choice Hotels International, Inc. 3.70%, due 1/15/31 (c)	20,000	18,755
Expedia Group, Inc. 3.25%, due 2/15/30 (c)	30,000	28,471
Marriott International, Inc. 4.50%, due 10/15/31 (c)	30,000	29,682
Marriott International, Inc. 4.50%, due 5/1/33 (c)	150,000	145,429
Marriott International, Inc. 5.25%, due 10/15/35 (c)	90,000	90,066
Sands China Ltd. 4.375%, due 6/18/30 (b)(c)	340,000	332,811
		645,214
Real Estate Management & Development — 0.1%
Host Hotels & Resorts LP 5.70%, due 7/1/34 (c)	500,000	510,536

11

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS

April 30, 2026

(unaudited)	continued

	PRINCIPAL AMOUNT	VALUE
Consumer Staples Distribution & Retail — 0.1%
Dollar General Corporation 3.50%, due 4/3/30 (c)	$290,000	$277,623
Dollar General Corporation 5.00%, due 11/1/32 (c)	70,000	69,860
Dollar General Corporation 5.45%, due 7/5/33 (c)	60,000	61,177
		408,660
Media & Entertainment — 0.1%
Meta Platforms, Inc. 4.875%, due 11/15/35 (c)	180,000	175,760
Omnicom Group, Inc. 2.60%, due 8/1/31 (c)	30,000	26,925
Walt Disney Company (The) 2.20%, due 1/13/28	100,000	97,091
		299,776
Consumer Durables & Apparel — 0.1%
PVH Corporation 5.50%, due 6/13/30 (c)	240,000	243,616
Government — 0.0%
Philippine Government International Bond 5.50%, due 2/4/35 (b)	60,000	61,666
Philippine Government International Bond 4.75%, due 3/5/35 (b)	40,000	38,924
Philippine Government International Bond 5.00%, due 1/27/36 (b)	70,000	69,228
		169,818
Automobiles & Components — 0.0%
BorgWarner, Inc. 5.40%, due 8/15/34 (c)	40,000	40,635
Magna International, Inc. 5.50%, due 3/21/33 (c)	100,000	103,033

	PRINCIPAL AMOUNT	VALUE
Automobiles & Components — (continued)
Toyota Motor Credit Corporation 4.80%, due 1/11/36	$20,000	$19,666
		163,334
Commercial & Professional Services — 0.0%
Jacobs Solutions, Inc. 4.75%, due 3/3/31 (c)	20,000	19,797
Paychex, Inc. 5.35%, due 4/15/32 (c)	20,000	20,216
Republic Services, Inc. 3.95%, due 5/15/28 (c)	60,000	59,689
		99,702
Materials — 0.0%
Suzano Netherlands BV 5.50%, due 1/15/36 (b)(c)	100,000	98,017
Total Bonds & Notes
(Cost $119,512,469)		117,154,223

SHORT-TERM INVESTMENTS — 1.6%
UMB Money Market Fiduciary Account, 0.01% (e) (Cost $6,145,114)		6,145,114
Total Short-term Investments
(Cost $6,145,114)		6,145,114
TOTAL INVESTMENTS — 99.8%
(Cost $237,603,645)		376,131,674
Other Assets Less Liabilities — 0.2%		942,034
NET ASSETS — 100.0%		$377,073,708

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

ADR – American Depository Receipt

LP – Limited Partnership

LLC – Limited Liability Company

12

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS

April 30, 2026

(unaudited)	concluded

(a)	Non-income producing security.
(b)	Securities whose value are determined or significantly influenced by trading in markets other than the United States or Canada.
(c)	Callable
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. The total value of these securities is $1,996,116.
(e)	The rate quoted is the annualized seven-day yield of the fund at the period end.
13

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS

April 30, 2026

(unaudited)

COMMON STOCKS — 99.8%

	SHARES	VALUE
Semiconductors & Semiconductor Equipment — 24.2%
Advanced Micro Devices, Inc. (a)	42,079	$14,916,585
Analog Devices, Inc.	12,656	5,091,002
Applied Materials, Inc.	20,491	8,083,494
Intel Corporation (a)	116,814	11,036,587
Lam Research Corporation	32,458	8,369,620
Marvell Technology, Inc.	21,925	3,620,914
Microchip Technology, Inc.	13,955	1,296,559
NVIDIA Corporation	628,040	125,337,943
NXP Semiconductors NV (b)	6,510	1,911,271
ON Semiconductor Corporation (a)	10,429	1,051,347
Skyworks Solutions, Inc.	3,822	268,190
Texas Instruments, Inc.	23,491	6,602,850
		187,586,362
Media & Entertainment — 14.8%
Alphabet, Inc., Class A	150,413	57,878,922
Alphabet, Inc., Class C	125,766	48,035,066
Electronic Arts, Inc.	6,148	1,244,171
John Wiley & Sons, Inc., Class A	1,065	43,590
New York Times Company (The), Class A	3,965	313,354
Omnicom Group, Inc.	8,149	625,191
Scholastic Corporation	264	10,655
Walt Disney Company (The)	46,162	4,789,308
Warner Bros Discovery, Inc. (a)	60,819	1,645,154
ZoomInfo Technologies, Inc. (a)	6,838	42,738
		114,628,149
Software & Services — 13.8%
Accenture PLC, Class A (b)	15,913	2,843,812
Adobe, Inc. (a)	10,827	2,664,525
Akamai Technologies, Inc. (a)	3,715	382,571
Atlassian Corporation, Class A (a)(b)	4,318	296,172
Autodesk, Inc. (a)	5,477	1,298,049
Automatic Data Processing, Inc.	10,463	2,217,528
Cadence Design Systems, Inc. (a)	7,031	2,317,347
Cognizant Technology Solutions Corporation, Class A	12,439	658,023
Docusign, Inc. (a)	5,131	235,975

	SHARES	VALUE
Software & Services — (continued)
Dynatrace, Inc. (a)	7,721	$279,577
Everforth, Inc. (a)	1,104	23,294
Fidelity National Information Services, Inc.	13,413	624,107
Fortinet, Inc. (a)	16,360	1,379,312
Gartner, Inc. (a)	1,850	274,706
Gen Digital, Inc.	13,490	260,222
HubSpot, Inc. (a)	1,280	283,853
Intuit, Inc.	7,197	2,796,034
Microsoft Corporation	182,485	74,413,733
MongoDB, Inc. (a)	2,106	528,248
Nutanix, Inc., Class A (a)	6,586	269,302
Okta, Inc., Class A (a)	4,344	319,936
Paycom Software, Inc.	1,290	163,520
PayPal Holdings, Inc.	22,978	1,152,117
PTC, Inc. (a)	3,079	419,668
Salesforce, Inc.	24,228	4,276,969
ServiceNow, Inc. (a)	26,831	2,369,446
Synopsys, Inc. (a)	4,945	2,386,457
Teradata Corporation (a)	2,062	54,334
Tyler Technologies, Inc. (a)	1,112	379,348
VeriSign, Inc.	2,163	581,112
Western Union Company (The)	8,193	74,474
Workday, Inc., Class A (a)	5,518	675,403
Zscaler, Inc. (a)	2,674	349,438
		107,248,612
Financial Services — 8.4%
Ally Financial, Inc.	7,163	317,966
American Express Company	14,250	4,603,462
Ameriprise Financial, Inc.	2,402	1,140,446
Bank of New York Mellon Corporation (The)	17,789	2,390,308
BlackRock, Inc.	3,812	4,062,067
Cboe Global Markets, Inc.	2,708	812,644
Charles Schwab Corporation (The)	43,651	4,000,178
CME Group, Inc.	9,315	2,681,043
Equitable Holdings, Inc.	7,448	314,306
FactSet Research Systems, Inc.	968	220,297
Franklin Resources, Inc.	7,430	222,677
Intercontinental Exchange, Inc.	14,749	2,331,669
Invesco Ltd.	9,175	240,477

1

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS

April 30, 2026

(unaudited)	continued

	SHARES	VALUE
Financial Services — (continued)
Mastercard, Inc., Class A	21,887	$11,007,410
Moody’s Corporation	4,149	1,916,216
Morgan Stanley	30,697	5,850,541
Nasdaq, Inc.	11,800	1,084,538
Northern Trust Corporation	4,894	814,068
Raymond James Financial, Inc.	4,856	768,802
S&P Global, Inc.	8,016	3,456,740
State Street Corporation	7,234	1,105,644
Synchrony Financial	9,308	709,270
T. Rowe Price Group, Inc.	5,633	579,523
Visa, Inc., Class A	43,574	14,372,448
Voya Financial, Inc.	2,461	201,703
		65,204,443
Pharmaceuticals, Biotechnology & Life Sciences — 5.3%
AbbVie, Inc.	45,688	9,654,788
Agilent Technologies, Inc.	7,309	844,555
Amgen, Inc.	13,923	4,820,839
Biogen, Inc. (a)	3,805	720,210
BioMarin Pharmaceutical, Inc. (a)	4,673	251,921
Bio-Techne Corporation	3,975	219,897
Bristol-Myers Squibb Company	52,647	3,189,882
Danaher Corporation	16,441	2,942,117
Gilead Sciences, Inc.	32,065	4,195,385
Illumina, Inc. (a)	3,952	500,876
IQVIA Holdings, Inc. (a)	4,389	695,086
Jazz Pharmaceuticals PLC (a)(b)	1,400	284,228
Merck & Company, Inc.	64,146	7,003,460
Mettler-Toledo International, Inc. (a)	529	675,327
Revvity, Inc.	2,904	251,544
Vertex Pharmaceuticals, Inc. (a)	6,561	2,804,040
Waters Corporation (a)	2,550	788,537
Zoetis, Inc.	11,405	1,311,233
		41,153,925
Capital Goods — 4.2%
3M Company	13,734	2,012,306
A.O. Smith Corporation	2,956	182,799
AGCO Corporation	1,651	199,804
Allegion PLC (b)	2,208	303,556

	SHARES	VALUE
Capital Goods — (continued)
Axon Enterprise, Inc. (a)	1,943	$780,620
Builders FirstSource, Inc. (a)	2,840	224,616
Carrier Global Corporation	19,591	1,315,928
CNH Industrial NV (b)	22,698	243,096
Deere & Company	6,644	3,919,096
Eaton Corporation PLC	10,044	4,349,152
Fastenal Company	29,710	1,334,870
Ferguson Enterprises, Inc.	5,055	1,353,274
Fortive Corporation	8,739	522,505
Fortune Brands Innovations, Inc.	3,126	126,728
Granite Construction, Inc.	1,135	155,574
Hubbell, Inc.	1,377	699,750
IDEX Corporation	1,929	420,233
Illinois Tool Works, Inc.	7,117	1,836,257
Lennox International, Inc.	813	434,866
Masco Corporation	5,341	383,591
Middleby Corporation (The) (a)	1,247	175,029
Owens Corning	2,139	263,824
PACCAR, Inc.	13,590	1,614,492
Pentair PLC (b)	4,219	340,516
Quanta Services, Inc.	3,855	2,805,553
Roper Technologies, Inc.	2,778	985,662
Sensata Technologies Holding PLC	3,714	154,651
Snap-on, Inc.	1,345	515,673
Stanley Black & Decker, Inc.	4,027	314,750
Tennant Company	418	34,711
Timken Company (The)	1,714	190,065
Trane Technologies PLC	5,736	2,825,209
Westinghouse Air Brake Technologies Corporation	4,412	1,190,755
Xylem, Inc.	6,309	745,471
		32,954,982
Renewable Energy & Energy Efficiency — 4.0%
Acuity, Inc.	800	231,816
First Solar, Inc. (a)	2,637	532,384
Itron, Inc. (a)	1,178	98,716
Johnson Controls International, PLC (b)	15,830	2,311,655
Ormat Technologies, Inc.	1,478	169,822
Tesla, Inc. (a)	73,069	27,885,323
		31,229,716

2

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS

April 30, 2026

(unaudited)	continued

	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) — 3.0%
American Tower Corporation REIT	12,106	$2,211,887
AvalonBay Communities, Inc. REIT	3,649	667,767
BXP, Inc. REIT	3,922	229,280
CBRE Group, Inc., Class A (a)	7,681	1,096,309
COPT Defense Properties REIT	2,940	91,875
Crown Castle, Inc. REIT	11,241	997,976
Digital Realty Trust, Inc. REIT	8,865	1,781,333
Equinix, Inc. REIT	2,539	2,749,305
Equity Residential REIT	9,330	609,995
Federal Realty Investment Trust REIT	2,141	237,437
Healthpeak Properties, Inc.	17,842	288,505
Host Hotels & Resorts, Inc. REIT	17,685	373,684
Iron Mountain, Inc. REIT	7,616	959,540
Jones Lang LaSalle, Inc. (a)	1,215	386,528
Macerich Company (The) REIT	6,646	144,418
Prologis, Inc. REIT	24,022	3,411,605
SBA Communications Corporation, Class A REIT	2,757	609,848
Simon Property Group, Inc. REIT	8,425	1,716,257
Ventas, Inc. REIT	12,153	1,067,763
Welltower, Inc. REIT	17,729	3,853,221
		23,484,533
Technology Hardware & Equipment — 2.9%
Cognex Corporation	4,371	242,634
Corning, Inc.	21,047	3,456,759
Dell Technologies, Inc., Class C	8,208	1,715,062
F5, Inc. (a)	1,501	486,174
Flex Ltd. (a)	9,585	877,507
Hewlett Packard Enterprise Company	34,428	990,494
HP, Inc.	23,708	494,549
Keysight Technologies, Inc. (a)	4,441	1,553,950
Motorola Solutions, Inc.	4,302	1,888,707
NetApp, Inc.	5,129	568,139
Palo Alto Networks, Inc. (a)	20,876	3,743,484
TE Connectivity PLC (b)	7,613	1,611,368
Trimble, Inc. (a)	6,141	413,412
Western Digital Corporation	8,837	3,839,853

	SHARES	VALUE
Technology Hardware & Equipment — (continued)
Zebra Technologies Corporation, Class A (a)	1,295	$293,007
		22,175,099
Food & Beverage — 2.6%
Bunge Global SA	3,494	443,983
Campbell Soup Company (The)	5,037	104,719
Coca-Cola Company (The)	105,621	8,318,710
Conagra Brands, Inc.	12,407	178,041
Darling Ingredients, Inc. (a)	4,023	258,397
General Mills, Inc.	13,811	487,667
Hormel Foods Corporation	7,887	169,334
Ingredion, Inc.	1,658	185,265
JM Smucker Company (The)	2,778	272,327
Keurig Dr Pepper, Inc.	33,361	980,813
Kraft Heinz Company (The)	22,908	519,095
Lamb Weston Holdings, Inc.	3,345	145,675
McCormick & Company, Inc.	6,513	331,121
Mondelez International, Inc., Class A	33,314	2,046,812
PepsiCo, Inc.	35,353	5,603,097
		20,045,056
Healthcare Equipment & Services — 2.5%
Align Technology, Inc. (a)	1,772	311,890
Becton, Dickinson & Company	7,367	1,097,978
Cardinal Health, Inc.	6,150	1,186,212
Cencora, Inc.	4,759	1,465,820
Centene Corporation (a)	12,752	684,655
Cigna Group (The)	6,898	2,004,421
DaVita, Inc. (a)	1,011	156,846
DENTSPLY SIRONA, Inc.	5,102	59,948
Dexcom, Inc. (a)	10,101	601,515
Edwards Lifesciences Corporation (a)	14,997	1,252,249
Elevance Health, Inc.	5,745	2,162,533
HCA Healthcare, Inc.	4,126	1,792,541
Henry Schein, Inc. (a)	2,754	205,421
Humana, Inc.	3,095	731,782
IDEXX Laboratories, Inc. (a)	2,064	1,157,491
Insulet Corporation (a)	1,821	313,467
Labcorp Holdings, Inc.	2,147	551,350

3

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS

April 30, 2026

(unaudited)	continued

	SHARES	VALUE
Healthcare Equipment & Services — (continued)
Pediatrix Medical Group, Inc. (a)	2,245	$50,535
Quest Diagnostics, Inc.	2,881	559,490
ResMed, Inc.	3,762	804,353
Select Medical Holdings Corporation	2,819	46,260
STERIS PLC	2,536	550,008
Teladoc Health, Inc. (a)	4,438	26,894
Veeva Systems, Inc., Class A (a)	4,049	631,522
West Pharmaceutical Services, Inc.	1,865	555,005
Zimmer Biomet Holdings, Inc.	5,111	421,300
		19,381,486
Consumer Services — 2.5%
Aramark	6,843	312,657
Booking Holdings, Inc.	20,850	3,510,306
Choice Hotels International, Inc.	720	71,337
Darden Restaurants, Inc.	2,966	594,861
Domino’s Pizza, Inc.	822	279,003
Hilton Worldwide Holdings, Inc.	6,012	1,948,309
Marriott International, Inc., Class A	5,899	2,133,609
McDonald’s Corporation	18,412	5,405,579
Royal Caribbean Cruises Ltd.	6,697	1,766,401
Starbucks Corporation	29,411	3,097,861
Vail Resorts, Inc.	930	118,277
		19,238,200
Consumer Discretionary Distribution & Retail — 2.2%
AutoNation, Inc. (a)	693	147,179
Best Buy Company, Inc.	5,147	311,342
Buckle, Inc. (The)	767	42,653
CarMax, Inc. (a)	3,674	144,425
GameStop Corporation, Class A (a)	11,030	275,199
Gap, Inc. (The)	6,235	153,319
Genuine Parts Company	3,577	383,562
Home Depot, Inc. (The)	25,736	8,461,997
Kohl’s Corporation	2,818	39,931
LKQ Corporation	6,640	209,691
Lowe’s Companies, Inc.	14,506	3,463,888
Pool Corporation	867	184,948

	SHARES	VALUE
Consumer Discretionary Distribution & Retail — (continued)
Signet Jewelers Ltd.	948	$84,400
Target Corporation	11,719	1,520,540
Tractor Supply Company	13,661	479,501
Ulta Beauty, Inc. (a)	1,148	617,027
Williams-Sonoma, Inc.	3,087	559,395
		17,078,997
Materials — 2.1%
Albemarle Corporation	3,045	598,951
Amcor PLC (b)	11,950	454,578
Avery Dennison Corporation	1,991	326,385
Axalta Coating Systems Ltd. (a)	5,551	157,870
Ball Corporation	6,567	401,112
Compass Minerals International, Inc. (a)	715	19,098
CRH PLC (b)	17,312	2,050,087
H.B. Fuller Company	1,396	84,486
International Flavors & Fragrances, Inc.	6,609	463,952
Linde PLC (b)	12,073	6,050,263
Mosaic Company (The)	8,211	191,070
Newmont Corporation	28,218	3,134,738
PPG Industries, Inc.	5,810	630,385
Sherwin-Williams Company (The)	6,084	1,956,675
Sonoco Products Company	2,562	127,998
		16,647,648
Insurance — 2.1%
Allstate Corporation (The)	6,773	1,471,502
Arthur J. Gallagher & Company	6,637	1,369,877
Chubb Ltd. (b)	9,658	3,158,166
Hartford Insurance Group, Inc. (The)	7,192	983,938
Lincoln National Corporation	4,450	168,255
Marsh & McLennan Companies, Inc.	12,666	2,124,215
Principal Financial Group, Inc.	5,673	572,462
Progressive Corporation (The)	15,161	3,051,606
Prudential Financial, Inc.	9,026	885,541
Travelers Companies, Inc. (The)	5,760	1,757,606

4

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS

April 30, 2026

(unaudited)	continued

	SHARES	VALUE
Insurance — (continued)
Willis Towers Watson PLC (b)	2,467	$632,045
		16,175,213
Household & Personal Products — 1.6%
Church & Dwight Company, Inc.	6,226	604,296
Clorox Company (The)	3,136	302,436
Colgate-Palmolive Company	19,815	1,691,408
Estee Lauder Companies, Inc. (The), Class A	6,352	487,262
Kimberly-Clark Corporation	8,552	841,773
Procter & Gamble Company (The)	60,408	8,885,413
		12,812,588
Banks — 1.1%
Bank of Hawaii Corporation	1,023	81,339
Cathay General Bancorp	1,656	92,786
Citizens Financial Group, Inc.	11,108	722,575
Huntington Bancshares, Inc.	52,469	879,380
International Bancshares Corporation	1,457	104,525
KeyCorp	23,783	525,842
M&T Bank Corporation	3,982	870,585
Old National Bancorp	9,180	220,045
PNC Financial Services Group, Inc. (The)	10,089	2,249,847
Regions Financial Corporation	22,660	646,943
Truist Financial Corporation	33,102	1,704,753
Zions Bancorp NA	3,827	242,708
		8,341,328
Telecommunication Services — 0.7%
Lumen Technologies Inc. (a)	25,424	224,748
Verizon Communications, Inc.	109,008	5,235,654
		5,460,402
Consumer Durables & Apparel — 0.5%
Callaway Golf Company (a)	3,522	53,887
Capri Holdings Ltd. (a)(b)	2,975	58,042
Columbia Sportswear Company	721	43,923

	SHARES	VALUE
Consumer Durables & Apparel — (continued)
Deckers Outdoor Corporation (a)	3,751	$383,352
Ethan Allen Interiors, Inc.	510	10,883
Garmin Ltd. (b)	4,223	1,060,564
Hasbro, Inc.	3,450	330,648
La-Z-Boy, Inc.	1,035	35,956
Mattel, Inc. (a)	7,909	119,268
Meritage Homes Corporation	1,802	121,347
Mohawk Industries, Inc. (a)	1,355	143,034
Newell Brands, Inc.	10,299	42,020
NIKE, Inc., Class B	30,745	1,363,848
PVH Corporation	1,179	107,808
Under Armour, Inc., Class A (a)	3,948	24,833
Under Armour, Inc., Class C (a)	3,058	18,562
VF Corporation	8,421	159,409
Whirlpool Corporation	1,547	86,725
Wolverine World Wide, Inc.	1,906	32,440
		4,196,549
Transportation — 0.5%
ArcBest Corporation	573	73,098
Avis Budget Group, Inc. (a)	466	84,192
C.H. Robinson Worldwide, Inc.	3,054	555,248
J.B. Hunt Transport Services, Inc.	1,963	493,753
Ryder System, Inc.	1,038	263,413
U-Haul Holding Company	2,748	131,052
United Parcel Service, Inc., Class B	19,091	2,077,101
		3,677,857
Commercial & Professional Services — 0.4%
Broadridge Financial Solutions, Inc.	3,017	464,558
Copart, Inc. (a)	23,737	785,932
Deluxe Corporation	1,201	37,411
Exponent, Inc.	1,291	86,355
HNI Corporation	1,686	61,606
ICF International, Inc.	473	33,895
Interface, Inc.	1,509	42,071
Jacobs Solutions, Inc.	3,044	393,924
ManpowerGroup, Inc.	929	28,121
Robert Half, Inc.	2,614	69,558
Tetra Tech, Inc.	6,424	207,624

5

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS

April 30, 2026

(unaudited)	concluded

	SHARES	VALUE
Commercial & Professional Services — (continued)
TransUnion	5,022	$356,562
Veralto Corporation	6,429	567,038
		3,134,655
Automobiles & Components — 0.2%
Aptiv PLC (a)	5,571	335,708
Autoliv, Inc. (b)	1,849	214,355
BorgWarner, Inc.	5,533	315,215
Harley-Davidson, Inc.	2,949	70,452
Rivian Automotive, Inc., Class A (a)	20,428	335,019
		1,270,749
Consumer Staples Distribution & Retail — 0.1%
Sysco Corporation	12,383	925,134
Utilities — 0.1%
American Water Works Company, Inc.	5,029	645,824
Healthy Living — 0.0%
United Natural Foods, Inc. (a)	1,599	79,982
Total Common Stocks
(Cost $231,868,313)		774,777,489

SHORT-TERM INVESTMENTS — 0.2%
UMB Money Market Fiduciary Account, 0.01% (c) (Cost $1,849,015)		1,849,015
Total Short-term Investments
(Cost $1,849,015)		1,849,015
TOTAL INVESTMENTS — 100.0%
(Cost $233,717,328)		776,626,504
Liabilites Less Other Assets—(0.0)%		(342,296)
NET ASSETS — 100.0%		$776,284,208

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

(a)	Non-income producing security.
(b)	Securities whose value are determined or significantly influenced by trading in markets other than the United States or Canada.
(c)	The rate quoted is the annualized seven-day yield of the fund at the period end.

6

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS

April 30, 2026

(unaudited)

COMMON STOCKS — 98.4%
	SHARES	VALUE
Japan — 23.5%
Ajinomoto Company, Inc.	28,700	$922,430
ANA Holdings, Inc.	5,200	86,415
Asahi Kasei Corporation	41,100	404,418
Asics Corporation	22,100	627,588
Bridgestone Corporation	36,200	752,274
Daiwa Securities Group, Inc.	42,100	396,282
FANUC Corporation	29,631	1,308,893
Fujitsu Ltd.	55,800	1,119,982
Hankyu Hanshin Holdings, Inc.	7,600	219,327
Hitachi Ltd.	127,715	4,061,126
Hoya Corporation	10,701	1,998,345
Kao Corp.	14,400	536,614
KDDI Corp.	92,934	1,520,822
LY Corporation	87,400	229,882
MatsukiyoCocokara & Company	10,200	148,939
Mitsubishi Estate Company Ltd.	33,700	960,391
Nitto Denko Corporation	21,500	408,936
Nomura Research Institute Ltd.	12,014	324,255
Oriental Land Company Ltd.	34,000	473,042
Pan Pacific International Holdings Corporation	60,200	340,494
Rakuten Group, Inc. (a)	48,300	235,164
Recruit Holdings Company Ltd.	44,600	2,066,094
Sanrio Company Ltd.	28,300	164,921
Secom Company Ltd.	12,500	458,305
Seibu Holdings, Inc.	6,700	157,668
Sekisui Chemical Company, Ltd.	11,800	180,822
Sekisui House Ltd.	18,900	411,528
Shiseido Company Ltd.	12,700	259,396
SoftBank Corporation	911,270	1,282,585
Sompo Holdings, Inc.	28,184	1,048,879
Sony Group Corporation	177,180	3,549,860
Sumitomo Metal Mining Company, Ltd.	7,800	479,567
Sumitomo Mitsui Financial Group, Inc.	107,373	3,791,239
Sysmex Corporation	16,000	141,287
T&D Holdings, Inc.	14,700	356,152
Tokio Marine Holdings, Inc.	58,200	2,665,372
Tokyo Electron Ltd.	14,200	4,184,496
Tokyu Corp.	16,000	170,113
Toray Industries, Inc.	43,700	313,755
Unicharm Corporation	35,400	206,243

	SHARES	VALUE
Japan — (continued)
Yamaha Motor Company Ltd.	29,000	$203,695
Yokohama Financial Group Ltd.	32,300	306,611
ZOZO, Inc.	13,800	92,908
		39,567,115
Switzerland — 11.4%
ABB Ltd.	49,666	5,022,883
Alcon, Inc.	15,827	1,181,447
Banque Cantonale Vaudoise	936	147,480
DSM-Firmenich AG	5,430	405,581
Givaudan SA	293	1,044,789
Julius Baer Group Ltd.	6,541	537,615
Kuehne + Nagel International AG	1,520	356,975
Lonza Group AG	2,226	1,368,505
SGS SA	5,416	586,786
Sika AG	4,812	887,595
Sonova Holding AG	1,599	350,491
Straumann Holding AG	3,528	382,865
Swiss Life Holding AG	905	1,062,495
Swiss Prime Site AG	2,539	439,970
Swiss Re AG	9,472	1,525,735
VAT Group AG (b)	856	643,029
Zurich Insurance Group AG	4,639	3,234,198
		19,178,439
Canada — 10.9%
Bank of Nova Scotia (The)	24,960	1,941,823
CGI, Inc.	6,081	398,014
Dollarama, Inc.	8,665	1,107,365
Element Fleet Management Corporation	12,685	302,838
FirstService Corporation	1,322	177,133
iA Financial Corporation, Inc.	2,882	370,900
Intact Financial Corporation	5,639	1,086,537
Metro, Inc.	6,435	431,369
National Bank of Canada	12,208	1,842,703
Open Text Corporation	7,995	181,218
RB Global, Inc.	5,883	614,631
Saputo, Inc.	7,607	230,327
Shopify, Inc. (a)	19,865	2,411,176
Sun Life Financial, Inc.	17,510	1,261,560

1

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS

April 30, 2026

(unaudited)	continued

	SHARES	VALUE
Canada — (continued)
TELUS Corporation	16,413	$205,525
Thomson Reuters Corporation	4,999	478,188
TMX Group Ltd.	8,840	360,524
Toronto-Dominion Bank (The)	25,478	2,744,549
Wheaton Precious Metals Corporation	11,720	1,480,357
WSP Global, Inc.	4,272	710,742
		18,337,479
France — 10.8%
Amundi SA (b)	1,973	190,713
AXA SA	53,018	2,555,878
Cie Generale des Etablissements Michelin SCA	20,700	749,916
Credit Agricole SA	33,444	653,265
Danone SA	20,515	1,607,391
EssilorLuxottica SA	9,545	2,020,487
Hermes International SCA	1,004	1,920,851
Ipsen SA	1,176	230,980
Publicis Groupe SA	7,253	677,735
Rexel SA	6,969	294,757
Schneider Electric SE	17,374	5,528,837
Societe Generale SA	21,883	1,761,671
		18,192,481
United Kingdom — 8.2%
3i Group PLC	31,427	1,092,945
Admiral Group PLC	8,176	375,813
Autotrader Group PLC (b)	27,030	181,825
Barratt Redrow PLC	41,994	143,022
Endeavour Mining PLC	6,103	368,352
Informa PLC	40,722	440,284
Intertek Group PLC	4,878	314,227
Kingfisher PLC	53,244	209,368
Land Securities Group PLC REIT	22,640	182,164
Legal & General Group PLC	180,802	620,444
London Stock Exchange Group PLC	14,528	1,885,078
M&G PLC	73,293	301,230
Pearson PLC	18,368	271,051
RELX PLC	57,698	2,104,002
Schroders PLC	22,669	178,493

	SHARES	VALUE
United Kingdom — (continued)
Segro PLC REIT	40,473	$383,356
Smiths Group PLC	9,961	343,905
Standard Life PLC	22,570	232,199
Unilever PLC	69,123	4,030,852
Whitbread PLC	5,385	163,690
		13,822,300
Netherlands — 8.2%
Akzo Nobel NV	5,381	315,864
Argenx SE (a)	1,962	1,538,732
ASML Holding NV	6,000	8,673,713
Koninklijke KPN NV	121,408	649,262
Prosus NV (a)	41,492	2,008,856
Wolters Kluwer NV	7,365	574,834
		13,761,261
Australia — 4.9%
ASX Ltd.	6,200	271,390
Brambles Ltd.	42,905	699,021
CAR Group Ltd.	11,782	217,338
Cochlear Ltd.	2,085	141,864
Computershare Ltd.	16,365	359,522
CSL Ltd.	15,385	1,388,644
Evolution Mining Ltd.	64,626	571,361
Goodman Group	64,893	1,405,940
Northern Star Resources Ltd.	42,953	658,387
QBE Insurance Group Ltd.	47,601	771,027
REA Group Ltd.	1,684	208,485
Suncorp Group Ltd.	34,440	428,581
Transurban Group	98,648	999,761
WiseTech Global Ltd.	6,262	197,223
		8,318,544
Denmark — 4.2%
Demant A/S (a)	2,989	94,791
Genmab A/S (a)	1,940	513,663
Novo Nordisk A/S, Class B	102,066	4,341,442
Novonesis (Novozymes) B	11,196	687,941
Pandora A/S	2,478	188,572
Tryg A/S	10,608	254,893

2

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS

April 30, 2026

(unaudited)	continued

	SHARES	VALUE
Denmark — (continued)
Vestas Wind Systems A/S	31,987	$983,574
		7,064,876
Germany — 3.3%
adidas AG	5,402	934,905
Deutsche Boerse AG	5,968	1,831,062
Fresenius SE & Company KGaA	13,333	645,744
Henkel AG & Company KGaA	3,251	224,057
Henkel AG & Company KGaA (c)	5,121	372,664
LEG Immobilien SE	2,399	168,343
Merck KGaA	4,109	532,089
QIAGEN NV	6,561	223,817
Sartorius AG (c)	839	214,356
Symrise AG	4,198	371,377
		5,518,414
Sweden — 3.0%
Boliden AB	9,022	474,242
EQT AB	15,656	510,861
Essity AB, Class B	19,145	506,992
Nibe Industrier AB B Shares	48,757	221,641
Sandvik AB	33,826	1,422,955
Svenska Cellulosa AB SCA, Class B	19,305	221,207
Svenska Handelsbanken AB A Shares	46,303	657,959
Swedish Orphan Biovitrum AB (a)	6,155	288,749
Tele2 AB B Shares	17,238	353,711
Telia Company AB	74,468	389,246
		5,047,563
Hong Kong — 2.3%
AIA Group Ltd.	333,049	3,656,468
MTR Corporation Ltd.	49,167	210,099
		3,866,567
Spain — 1.7%
Amadeus IT Group SA	14,303	825,359

	SHARES	VALUE
Spain — (continued)
CaixaBank SA	122,556	$1,560,014
Cellnex Telecom SA (b)	15,178	510,957
		2,896,330
Finland — 1.6%
Elisa Oyj	4,511	219,101
Kesko Oyj B Shares	8,565	210,707
Kone Oyj, Class B	10,748	683,734
Metso Oyj	21,067	363,938
Orion Oyj, Class B	3,431	277,199
Sampo Oyj A Shares	76,058	790,378
Stora Enso Oyj R Shares	18,573	206,812
		2,751,869
Italy — 1.5%
FinecoBank Banca Fineco SpA	19,410	481,890
Generali	27,032	1,211,417
Moncler SpA	7,417	447,799
Poste Italiane SpA (b)	14,543	386,048
		2,527,154
Norway — 1.2%
DNB Bank ASA	28,017	848,449
Gjensidige Forsikring ASA	6,337	178,013
Mowi ASA	15,098	334,983
Orkla ASA	22,445	276,837
Telenor ASA	19,415	319,578
		1,957,860
Belgium — 0.8%
Ageas SA	4,682	366,922
KBC Group NV	7,291	970,466
		1,337,388
Ireland — 0.3%
Kerry Group PLC, Class A	5,104	432,577
Luxembourg — 0.2%
Eurofins Scientific SE	3,783	262,979

3

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS

April 30, 2026

(unaudited)	concluded

	SHARES	VALUE
Luxembourg — (continued)
InPost SA (a)	7,972	$142,995
		405,974
Cayman Islands — 0.2%
Grab Holdings Ltd., Class A (a)	74,616	285,033

Singapore — 0.1%
CapitaLand Investment Ltd.	75,311	165,166

New Zealand — 0.1%
Meridian Energy Ltd.	42,320	142,000
Total Common Stocks
(Cost $119,848,003)		165,576,390

SHORT-TERM INVESTMENTS — 0.4%
UMB Money Market Fiduciary Account, 0.01% (d) (Cost $626,734)		626,734
Total Short-term Investments
(Cost $626,734)		626,734
TOTAL INVESTMENTS — 98.8%
(Cost $120,474,737)		166,203,124
Other Assets Less Liabilities — 1.2%		1,951,815
NET ASSETS — 100.0%		$168,154,939

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. The total value of these securities is $1,912,572.
(c)	Preference shares.
(d)	The rate quoted is the annualized seven-day yield of the fund at the period end.

4

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS

April 30, 2026

(unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

				Currency	Value At		Unrealized
Purchase		Currency	Settlement	Amount	Settlement	Value At	Appreciation
Contracts	Counterparty	Exchange	Date	Purchased	Date	April 30, 2026	(Depreciation)
Australian Dollar	Bank of Montreal	AUD per USD	6/17/2026	90,000	$63,901	$64,734	$833
British Pound	Toronto Dominion	GBP per USD	6/17/2026	100,000	133,863	136,058	2,195
Canadian Dollar	Bank of Montreal	CAD per USD	6/17/2026	296,467	218,816	218,707	(109)
Danish Krone	Bank of Montreal	DKK per USD	6/17/2026	380,000	58,516	59,847	1,331
Danish Krone	Bank of Montreal	DKK per USD	6/17/2026	10,000	1,552	1,575	23
Euro	Toronto Dominion	EUR per USD	6/17/2026	159,367	184,872	187,465	2,593
Euro	Bank of Montreal	EUR per USD	6/17/2026	80,000	92,731	94,104	1,373
Euro	Citigroup	EUR per USD	6/17/2026	60,000	69,042	70,578	1,536
Hong Kong Dollar	Bank of Montreal	HKD per USD	6/17/2026	100,000	12,833	12,790	(43)
Japanese Yen	Toronto Dominion	JPY per USD	6/17/2026	57,540,000	364,976	369,044	4,068
Japanese Yen	JP Morgan	JPY per USD	6/17/2026	23,570,000	148,774	151,171	2,397
Swedish Krona	Bank of Montreal	SEK per USD	6/17/2026	260,000	28,101	28,233	132
					$1,377,977	$1,394,306	$16,329

				Currency	Value At		Unrealized
Sale		Currency	Settlement	Amount	Settlement	Value At	Appreciation
Contracts	Counterparty	Exchange	Date	Sold	Date	April 30, 2026	(Depreciation)
British Pound	JP Morgan	GBP per USD	6/17/2026	(40,000)	$(53,475)	$(54,423)	$(948)
Canadian Dollar	Morgan Stanley & Co.	CAD per USD	6/17/2026	(80,000)	(58,482)	(59,017)	(535)
Danish Krone	Citigroup	DKK per USD	6/17/2026	(750,000)	(115,571)	(118,118)	(2,547)
Euro	UBS AG (UK)	EUR per USD	6/17/2026	(80,000)	(92,573)	(94,104)	(1,531)
Japanese Yen	JP Morgan	JPY per USD	6/17/2026	(9,270,000)	(58,687)	(59,455)	(768)
Japanese Yen	Citigroup	JPY per USD	6/17/2026	(36,940,000)	(233,038)	(236,922)	(3,884)
Switzerland Franc	Toronto Dominion	CHF per USD	6/17/2026	(40,000)	(51,095)	(51,467)	(372)
Switzerland Franc	Citigroup	CHF per USD	6/17/2026	(163,208)	(210,605)	(209,995)	610
					$(873,526)	$(883,501)	$(9,975)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$504,451	$510,805	$6,354

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Switzerland Franc

DKK - Danish Krone

EUR – Euro

GBP – British Pound

HKD - Hong Kong Dollar

JPY – Japanese Yen

SEK – Swedish Krona